Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Other current liabilities
Schedule of other current liabilities

	March 31,
	2019	2020
Advance from customers	702,444	774,673
Statutory liabilities	266,159	86,519
Other liabilities	93,402	99,458
Lease rent equalization	3,217	—
Interest accrued on term loan	3,155	—
Total	1,068,377	960,650